Non-financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Property, Plant and Equipment
a.    Property, plant and equipment

(in U.S. dollars, in thousands)	Plant and Equipment	Office Furniture and Equipment	Computer Hardware and Software	Total
Year Ended June 30, 2023
Opening net book amount	1,208	692	145	2,045
Additions	171	43	60	274
Exchange differences	(104)	113	(18)	(9)
Depreciation charge	(818)	(45)	(90)	(953)
Closing net book value	457	803	97	1,357

As of June 30, 2023
Cost	6,910	2,074	3,353	12,337
Accumulated depreciation	(6,453)	(1,271)	(3,256)	(10,980)
Net book value	457	803	97	1,357

Year Ended June 30, 2024
Opening net book amount	457	803	97	1,357
Additions	38	—	120	158
Disposals	—	(2)	(7)	(9)
Exchange differences	(6)	(8)	16	2
Depreciation charge	(281)	(41)	(80)	(402)
Closing net book value	208	752	146	1,106

As of June 30, 2024
Cost	6,067	2,044	644	8,755
Accumulated depreciation	(5,859)	(1,292)	(498)	(7,649)
Net book value	208	752	146	1,106

Schedule of Right-of-Use Assets
Right-of-use assets

(in U.S. dollars, in thousands)	Buildings	Manufacturing	Total
Year Ended June 30, 2023
Opening net book amount	5,096	2,824	7,920
Additions/(derecognition)	(649)	—	(649)
Remeasurement	526	(302)	224
Exchange differences	(15)	—	(15)
Depreciation charge	(1,661)	(685)	(2,346)
Closing net book value	3,297	1,837	5,134

As of June 30, 2023
Cost	9,957	6,178	16,135
Accumulated depreciation	(6,660)	(4,341)	(11,001)
Net book value	3,297	1,837	5,134

Year Ended June 30, 2024
Opening net book amount	3,297	1,837	5,134
Additions	—	—	—
Remeasurement	—	369	369
Exchange differences	—	—	—
Depreciation charge	(1,570)	(1,201)	(2,771)
Closing net book value	1,727	1,005	2,732

As of June 30, 2024
Cost	9,128	6,245	15,373
Accumulated depreciation	(7,401)	(5,240)	(12,641)
Net book value	1,727	1,005	2,732

Summary of Lease Liabilities	Lease liabilities

	As of June 30,
	2024	2023
Current	2,626	4,060
Non-current	1,952	3,672
Lease liabilities included in the balance sheet	4,578	7,732

Summary of Intangible Assets
c.    Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2023
Opening net book amount	134,453	1,632	427,779	14,788	578,652
Additions/reversals	—	23	—	—	23
Exchange differences	—	1	—	—	1
Amortization charge	—	(38)	—	(1,455)	(1,493)
Closing net book amount	134,453	1,618	427,779	13,333	577,183

As of June 30, 2023
Cost	134,453	2,993	489,698	23,999	651,143
Accumulated amortization	—	(1,375)	—	(10,666)	(12,041)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,618	427,779	13,333	577,183

Year Ended June 30, 2024
Opening net book amount	134,453	1,618	427,779	13,333	577,183
Additions	—	37	—	—	37
Exchange differences	—	1	—	—	1
Amortization charge	—	(30)	—	(1,455)	(1,485)
Closing net book amount	134,453	1,626	427,779	11,878	575,736

As of June 30, 2024
Cost	134,453	3,032	489,698	24,000	651,183
Accumulated amortization	—	(1,406)	—	(12,122)	(13,528)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,626	427,779	11,878	575,736

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes remestemcel-L for the treatment of SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease
Summary of Provisions

		As of June 30, 2024			As of June 30, 2023
(in U.S. dollars, in thousands)	Notes	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration		16,298	10,594	26,892	636	16,563	17,199
Employee benefits		7,436	26	7,462	2,013	49	2,062
Provision for license agreements		3,750	—	3,750	3,750	—	3,750
Provision for litigation settlements	22	17,554	—	17,554	—	—	—
		45,038	10,620	55,658	6,399	16,612	23,011

Summary of Deferred Tax Balances
(i)    Deferred tax balances

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	74,602	76,020
Other temporary differences	13,143	11,972
Total deferred tax assets	87,745	87,992

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	87,745	87,992
Total deferred tax liabilities	87,745	87,992
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities
(ii)    Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2022	80,411	7,831	(88,242)	—
Credited/(charged) to:
- profit or loss	(4,179)	4,141	250	212
- directly to equity	(212)	—	—	(212)
As of June 30, 2023	76,020	11,972	(87,992)	—
Credited/(charged) to:
- profit or loss	(1,227)	1,171	247	191
- directly to equity	(191)	—	—	(191)
As of June 30, 2024	74,602	13,143	(87,745)	—
(1)Deferred tax assets are netted against deferred tax liabilities.

Schedule of Deferred Consideration

	As of June 30,
(in U.S. dollars, in thousands)	2024	2023
Opening balance(1)	2,500	2,500
Amount recognized as revenue during the period	—	—
Balance as of the end of the period	2,500	2,500

(1)	The $2.5 million milestone payment received in December 2019 from Grünenthal was considered constrained and resulted in deferred consideration as of June 30, 2024.